UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Floor
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 75.0%
Airlines - 2.6%
Delta Air Lines, Inc.	100,000	$5,165,000
Biotechnology - 7.5%
Biogen, Inc. (a) (b)	12,500	2,954,750
Celgene Corporation (a)	54,000	5,094,360
Gilead Sciences, Inc.	104,000	6,761,040
		14,810,150
Capital Markets - 3.0%
Federated Investors, Inc. - Class B	200,000	5,862,000
Chemicals - 6.1%
Celanese Corporation - Series A	78,000	7,691,580
DowDuPont, Inc.	82,900	4,419,399
		12,110,979
Computers & Peripherals - 4.7%
Apple, Inc. (b)	48,647	9,240,498
Electrical Equipment - 2.0%
Acuity Brands, Inc.	33,200	3,984,332
Health Care Providers & Services - 10.4%
Cigna Corporation	24,001	3,859,841
McKesson Corporation	56,500	6,613,890
UnitedHealth Group, Inc. (b)	40,250	9,952,215
		20,425,946
IT Services - 7.5%
Alliance Data Systems Corporation	55,225	9,663,270
Cognizant Technology Solutions Corporation - Class A	71,110	5,151,920
		14,815,190
Machinery - 1.5%
Wabtec Corporation	39,799	2,933,982
Oil, Gas & Consumable Fuels - 5.3%
Cameco Corporation (c)	670,000	7,899,300
Golar LNG Partners LP (c)	192,200	2,481,302
		10,380,602
Pharmaceuticals - 2.0%
Jazz Pharmaceuticals PLC (a) (c)	28,151	4,024,186
Semiconductors & Semiconductor Equipment - 6.0%
Broadcom, Inc.	20,100	6,044,271
Microchip Technology, Inc.	69,800	5,790,608
		11,834,879
Software - 5.9%
Microsoft Corporation (b)	99,427	11,726,420
Specialty Retail - 5.3%
AutoZone, Inc. (a)	8,165	8,361,940
GameStop Corporation - Class A	200,690	2,039,010
		10,400,950
Trading Companies & Distributors - 5.2%
Rush Enterprises, Inc. - Class A	247,688	10,355,835
Total Common Stocks
(Cost $108,516,192)		148,070,949

EXCHANGE TRADED FUNDS - 7.2%
Alerian MLP ETF	590,000	5,917,700
SPDR Gold Shares (a)	68,075	8,305,831
Total Exchange Traded Funds
(Cost $14,022,392)		14,223,531

SHORT-TERM INVESTMENTS - 18.4%
First American Government Obligations Fund -Class X, 2.36% (d)
Total Short-Term Investments
(Cost $36,299,364)	36,299,364	36,299,364

TOTAL INVESTMENTS
(Cost $158,837,948) - 100.6%		198,593,844
Liabilities in Excess of Other Assets - (0.6)%		(1,271,549)
TOTAL NET ASSETS - 100.0%		$197,322,295

PLC - Public Limited Company
(a) Non-income producing security.
(b)	Shares are held as collateral for all or a portion of a corresponding written option contract. The value of the collateral on March 31, 2019 was $33,873,883.
(c) Foreign company.
(d) The rate shown is the annualized seven day effective yield as of March 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Name of Issuer or Title of Issue	Contracts (100 Shares Per Contract)	Notional Amount	Value
WRITTEN CALL OPTIONS - (0.5)%
Apple, Inc.
Expiration January 2020, Exercise Price $180.00	60	$1,139,700	$134,250
Apple, Inc.
Expiration January 2020, Exercise Price $185.00	35	664,825	68,338
Biogen, Inc.
Expiration June 2019, Exercise Price $295.00	60	1,418,280	10,050
Microsoft Corporation
Expiration July 2019, Exercise Price $100.00	100	1,179,400	193,000
Microsoft Corporation
Expiration July 2019, Exercise Price $105.00	50	589,700	75,000
Microsoft Corporation
Expiration January 2020, Exercise Price $100.00	100	1,179,400	221,000
Microsoft Corporation
Expiration January 2020, Exercise Price $105.00	50	589,700	90,500
UnitedHealth Group, Inc.
Expiration June 2019, Exercise Price $240.00	135	3,338,010	210,600
Total Written Call Options
(Premiums received $1,081,067)			$1,002,738

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following table is a summary of the inputs used to value the Fund’s net assets as of March 31, 2019

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$148,070,949	$-	$-	$148,070,949
Exchange Traded Funds	14,223,531	-	-	14,223,531
Short-Term Investments	36,299,364	-	-	36,299,364
Total Investments in Securities	$198,593,844	$-	$-	$198,593,844

Liabilities:
Written Call Options	$-	$1,002,738	$-	$1,002,738

Refer to the Schedule of Investments for further information on the classifications of investments.

Fair values of derivative instruments as of March 31, 2019:
	Asset Derivatives		Liability Derivatives
	Description	Fair Value	Description	Fair Value
Equity Contracts	None applicable.	$-	Written Call Option	$1,002,738
Total Derivative Instruments		$-		$1,002,738

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date     May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date     May 28, 2019

By (Signature and Title)  /s/ Ryan L. Roell
                                         Ryan L. Roell, Treasurer

Date     May 28, 2019